INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Effective income rax rate reconciliation:
Statutory United States federal rate	34.00%	34.00%
State income taxes net of federal benefit	5.00%	4.60%
Permanent difference	(0.80%)	2.90%
Other	1.00%	(0.10%)
Change in valuation reserves	(39.60%)	(36.90%)
Effective tax rate	(0.40%)	4.50%